Details of Significant Accounts - Share Capital - Capital Surplus (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Details of Significant Accounts
Additional paid-in capital	$ 554,209	$ 554,209
Other:
Employees' stock option cost	3,428	2,162
Directors' share-based compensation	233	58
Subtotal	3,661	2,220
Capital surplus	$ 557,870	$ 556,429